Net Income (Loss) Per Share Allocable to Common Stockholders - Computation of Basic and Diluted Net Loss Per Share (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income	$ 13,836	$ (56,824)	$ (11,387)	$ (21,663)	$ (42,988)	$ (33,050)	$ (219,710)	$ 35,379	$ (25,687)
Less: Undistributed earnings allocable to participating securities, basic	(4,208)		0		0	0
Less: Undistributed earnings allocable to participating securities, diluted	(4,208)		0		0	0
Net loss allocable to shares of common stock - basic	9,628		(11,387)		(42,988)	(33,050)	(257,260)	35,379	(25,687)
Net loss allocable to shares of common stock - diluted	$ 9,628		$ (11,387)		$ (42,988)	$ (33,050)	$ (257,260)	$ 14,497	$ (25,687)
Denominator:
Weighted-average common shares outstanding - basic (in shares)	16,723,479		5,114,747		11,068,749	5,113,213	155,109,561	144,758,555	114,328,798
Dilutive effect of employee equity incentive plans (in shares)	1,067,664		0		0	0
Weighted-average common shares outstanding - diluted (in shares)	17,791,143		5,114,747		11,068,749	5,113,213	155,109,561	145,874,889	114,328,798
Net income (loss) per share allocable to common stockholders:
Basic (in dollars per share)	$ 0.58		$ (2.23)		$ (3.88)	$ (6.46)	$ (1.66)	$ 0.24	$ (0.22)
Diluted (in dollars per share)	$ 0.54		$ (2.23)		$ (3.88)	$ (6.46)	$ (1.66)	$ 0.1	$ (0.22)